Investments accounted for using equity method	12 Months Ended
Dec. 31, 2021
Investments Accounted For Using Equity Method
Investments accounted for using equity method

17	Investments accounted for using equity method

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Investments in associates	2,196	3,522
Investments in joint ventures	59	77

	2,255	3,599

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Share of (loss)/profit of investments accounted for using equity method:
Associates	(9)	23	(45)
Joint ventures	(9)	(4)	(2)

	(18)	19	(47)

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	489	2,255
Additions (note i)	1,923	1,550
Business combinations	4	—
Share of profit/(loss)	19	(47)
Share of other comprehensive (losses)/income	(9)	4
Step acquisition accounted for as business combination	(21)	(26)
Impairment provision (note ii)	(4)	—
Currency translation differences	(146)	(60)
Dividend received	—	(77)
At December 31	2,255	3,599

Notes:
(i)
In January 2021, the Group completed the additional investment in certain equity interests in a consortium, Concerto Partners LLC (“Concerto”), which is led by Tencent to acquire an additional
10% equity stake in Universal Music Group (“UMG”), for an investment consideration of EUR161 million (equivalent to approximately RMB1,270 million). According to the shareholders agreement of Concerto, the Group is able to participate in certain key decision making process of Concerto and therefore, this investment is accounted for as investment in an associate.

(ii)
Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments maybe impaired, including but not limited to their financial positions, business performances and market capitalization. During the year ended December 31, 2020, the impairment losses recogni
z
ed mainly resulted from revisions of financial business outlook of the associates and changes in the market environment of the underlying businesses. During the year ended December 31, 2021, no impairment loss was recognized.

There are no material contingent liabilities relating to the Group’s interests in the investments accounted for using equity method.